INTEGRITY HIGH INCOME FUND
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (96.5%)

Communication Services (12.6%)
Altice France SA/France - 144A 5.500% 01/15/2028 Callable @ 101.375 09/15/2023	$200,000	$157,450
*(1) AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	18,698
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	70,000	60,246
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	14,748
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	37,238
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 101.000 02/15/2024	315,000	210,357
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	40,284
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 102.188 05/01/2023	28,000	28,560
CSC Holdings LLC - 144A 5.750% 01/15/2030 Callable @ 102.875 01/15/2025	200,000	102,000
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	333,997
(4) Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 101.344 08/15/2023	45,000	3,038
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	242,000	212,251
DISH Network Corp 2.375% 03/15/2024	100,000	86,500
DISH Network Corp 3.375% 08/15/2026	73,000	34,383
*DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	222,000	209,857
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 103.250 05/01/2023	130,000	9,425
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	11,209
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	183,000	160,591
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	43,241
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	7,244
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	20,653
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	8,000	7,910
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	47,000	39,715
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	28,206
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 103.500 05/15/2023	72,000	58,299
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	158,000	102,066
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 101.594 05/01/2023	176,189	151,153
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 102.094 05/01/2023	164,489	108,558
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	165,000	130,353
+^(3) INTELSAT EMERGENCE SA ESCROW .000% 07/15/2025	90,000	9
+^(3) INTELSAT EMERGENCE SA ESCROW .000% 08/01/2023	146,000	15
+^(3) INTELSAT EMERGENCE SA ESCROW .000% 10/15/2024	172,000	17
Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	290,000	267,846
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	21,818
Level 3 Financing Inc - 144A 4.250% 07/01/2028 Callable @ 102.125 07/01/2023	45,000	26,227
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 101.156 09/15/2023	95,000	58,663
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	33,115
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	185,000	171,679
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 100.000 03/15/2024	70,000	68,198
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	273,000	276,531
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	17,000
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 101.281 12/15/2023	182,000	120,064
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	70,000	31,500
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	75,000	66,616
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	98,000	85,201
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 101.344 08/15/2023	60,000	55,561
(4) National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 101.958 04/15/2024	25,000	9,000
Netflix Inc - 144A 5.375% 11/15/2029	40,000	40,884
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	87,000	77,241
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	36,886
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	131,000	115,137
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 102.813 07/15/2023	364,000	341,923
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	58,000	49,624
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	10,425
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 102.938 07/15/2023	20,000	14,343
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	65,000	51,295
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	65,000	49,206
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	91,000	76,837
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	289,000	257,690
*Sprint Capital Corp 8.750% 03/15/2032	316,000	386,165
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	329,000	338,828
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	201,144
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	85,250
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	10,726
United States Cellular Corp 6.700% 12/15/2033	105,000	95,550
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	105,000	90,549
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	15,000	14,491
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	21,000	20,150
		$6,101,634

Consumer Discretionary (25.6%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	15,242
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 100.969 09/15/2023	73,000	68,195
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	140,000	122,235
Adient Global Holdings Ltd - 144A 7.000% 04/15/2028 Callable @ 103.500 04/15/2025	3,000	3,076
Adient Global Holdings Ltd - 144A 8.250% 04/15/2031 Callable @ 104.125 04/16/2026	77,000	78,869
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	51,000	49,161
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 102.438 07/15/2023	45,000	41,855
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	109,000	107,344
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	46,000	38,197
American Axle & Manufacturing Inc 6.250% 03/15/2026	57,000	54,444
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 101.083 04/01/2024	93,000	86,192
American Axle & Manufacturing Inc 6.875% 07/01/2028	157,000	141,294
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 101.666 02/01/2024	135,000	127,895
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 101.250 03/01/2024	77,000	69,948
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	9,762
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	158,000	140,632
Bath & Body Works Inc 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	28,802
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	77,885
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	79,000	69,158
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	125,000	127,524
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	55,483
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	86,000	70,503
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	19,000	14,915
Carnival Corp - 144A 9.875% 08/01/2027 Callable @ 104.938 02/01/2024	45,000	46,135
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	20,000	20,878
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	49,000	52,677
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	75,000	57,435
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	130,000	103,527
*CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	203,000	166,238
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	249,000	209,069
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	36,000	29,711
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	115,000	99,176
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 101.667 08/01/2023	426,000	393,992
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	494,939
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	138,000	126,575
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 101.688 07/15/2023	109,000	95,648
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	37,211
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 5.375% 04/15/2027 Callable @ 100.896 04/15/2024	15,000	14,366
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	123,000	122,779
Clarios Global LP - 144A 6.750% 05/15/2025	45,000	45,021
#Clarios Global LP / Clarios US Finance Co 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	57,221
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 102.125 05/15/2023	139,000	139,577
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	88,000	65,120
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	179,000	135,953
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 101.281 08/15/2023	241,000	217,674
(5) Cooper- 144A Standard Automotive Inc - 5.625% (10.625% PIK) 05/15/2027 Callable @ 102.810 01/31/2025	165,000	94,014
(5) Cooper- 144A Standard Automotive Inc - 13.500% (4.500% PIK) 03/31/2027 Callable @ 104.500 01/31/2025	282,750	287,154
Dana Inc 5.375% 11/15/2027 Callable @ 101.344 11/15/2023	20,000	18,797
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	67,000	61,805
*DISH DBS Corp 5.875% 11/15/2024	536,000	442,729
DISH DBS Corp 7.750% 07/01/2026	183,000	105,707
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	330,000	253,075
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	60,000	42,708
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	81,491
*Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	185,743
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	185,136
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	188,569
*Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	670,000	647,706
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	389,473
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	98,000	69,565
Garda World Security Corp 4.625% 02/15/2027 Callable @ 101.156 02/15/2024	30,000	27,557
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	48,528
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 102.375 11/01/2023	80,000	76,663
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,682
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	141,000	124,626
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	26,885
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	70,000	60,375
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	32,987
Hanesbrands Inc - 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	25,596
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	54,000	51,346
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	16,224
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	37,906
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 100.609 04/01/2024	68,000	67,066
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	18,890
L Brands Inc 6.750% 07/01/2036	35,000	31,140
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	18,316
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 102.938 12/15/2023	68,000	68,086
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 3.875% 02/15/2029	40,000	35,945
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,383
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,269
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	40,797
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	29,852
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	80,000	78,292
*MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	195,000	194,478
MGM Resorts International 6.750% 05/01/2025 Callable @ 101.688 05/01/2023	25,000	25,244
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	31,000	29,605
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	8,521
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	15,000	14,775
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	15,000	14,817
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 101.781 04/01/2024	140,000	130,043
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,564
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 101.563 05/15/2023	132,000	131,221
*PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	236,312
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 102.125 10/01/2023	190,000	81,238
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	68,220
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	107,000	76,287
Royal Caribbean Cruises Ltd - 144A 7.250% 01/15/2030 Callable @ 103.625 12/15/2025	47,000	47,133
Royal Caribbean Cruises Ltd - 144A 8.250% 01/15/2029 Callable @ 104.125 04/01/2025	63,000	66,337
Royal Caribbean Cruises Ltd - 144A 9.250% 01/15/2029 Callable @ 104.625 04/01/2025	63,000	67,219
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	65,798
Royal Caribbean Cruises Ltd - 144A 11.625% 08/15/2027 Callable @ 105.813 08/15/2024	105,000	111,477
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	170,000	159,800
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	67,000	56,757
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	3,000	2,644
Service Corp International/US 4.625% 12/15/2027 Callable @ 101.542 12/15/2023	19,000	18,339
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	18,000	17,325
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 101.667 08/01/2023	216,000	198,659
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	105,000	105,000
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 100.917 04/15/2024	35,000	33,481
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 101.750 07/01/2023	63,000	63,771
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	64,000	53,690
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 100.000 04/15/2024	230,000	194,128
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 100.000 04/15/2024	100,000	67,694
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 101.125 02/15/2024	140,000	128,660
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	49,599
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	28,187
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	144,000	125,965
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	62,186
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	13,953
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	104,780
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 101.063 12/01/2023	113,000	107,743
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	90,000	84,131
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	109,655
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	44,919
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 100.854 04/15/2024	95,000	91,675
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	149,000	117,250
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	42,545
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 100.000 03/15/2024	85,000	83,938
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,055
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	157,000	154,825
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	203,000	186,992
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	36,213
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	78,000	72,835
		$12,352,299
Consumer Staples (5.3%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 100.813 09/15/2023	33,000	31,142
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	117,000	103,670
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 102.313 01/15/2024	265,000	256,182
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	27,975
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 102.938 08/15/2023	76,000	75,235
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	41,817
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 101.708 01/01/2024	183,000	173,281
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	6,738
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 101.250 04/15/2024	84,000	81,981
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 100.000 04/15/2024	6,000	5,955
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	22,146
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	130,000	124,413
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	78,000	68,205
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	239,000	214,924
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	37,000	36,093
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	60,000	56,325
+^(3) High Ridge Brands Co 8.875% 03/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	129,000	118,276
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	80,000	72,781
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 101.375 10/15/2023	90,000	88,210
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	90,717
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	65,000	58,721
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	39,000	37,096
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 101.875 12/01/2023	122,000	119,210
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 100.958 03/01/2024	45,000	44,725
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	203,000	181,256
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 101.875 07/01/2023	44,000	30,250
*Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 102.000 01/15/2024	254,000	137,420
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	15,580
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	124,890
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	99,000	91,195
		$2,536,409
Energy (11.9%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	86,000	80,533
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 101.917 01/15/2024	85,000	82,306
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 100.958 03/01/2024	5,000	4,835
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	73,000	74,954
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	21,556
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	46,000	47,088
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	79,000	82,066
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 101.719 04/01/2024	35,000	34,390
Baytex Energy Corp 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	90,000	90,485
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 104.375 04/01/2024	70,000	72,011
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	25,000	24,573
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 101.906 12/15/2023	58,000	58,118
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	36,400
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	13,475
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	109,817
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	36,350
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 101.781 02/01/2024	103,000	103,686
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	90,000	85,842
Cheniere Energy Partners LP 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	32,475
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	319
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 101.375 02/05/2024	25,000	24,733
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	13,399
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	31,000	28,675
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	38,531
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	43,000	36,921
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	156,000	141,251
Crescent Energy Finance LLC - 144A 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	64,000	63,825
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 101.875 05/01/2023	35,000	33,587
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	25,000
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	30,428
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	95,000	84,200
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	31,312
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	115,000	101,734
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,446
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	24,257
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,343
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	42,650
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,557
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	37,475
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	44,257
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	15,000	14,737
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	24,298
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 103.750 06/01/2024	60,000	59,785
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	34,961
EQT Corp 5.000% 01/15/2029	18,000	17,209
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	18,266
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	28,000	24,321
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	168,000	143,640
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 100.000 02/15/2024	10,000	9,635
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 103.875 02/01/2024	61,000	60,003
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	38,000	37,922
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	43,000	43,068
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	74,989
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	43,102
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	25,000	25,063
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	140,000	140,350
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 100.000 02/15/2024	25,000	24,608
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	41,787
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	52,245
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	27,028
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	21,502
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2024	35,000	32,643
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 6.375% 04/15/2027 Callable @ 103.188 04/15/2024	48,000	47,278
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	33,529
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	109,000	106,401
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 101.875 02/01/2024	42,000	40,270
Noble Finance II LLC 8.000% 04/15/2030 Callable @ 104.000 04/15/2026	14,000	14,336
NRG Energy Inc 5.750% 01/15/2028 Callable @ 101.917 01/15/2024	83,000	80,907
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	35,480
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	79,000	72,870
NuStar Logistics LP 5.625% 04/28/2027	30,000	28,859
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,595
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	49,204
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	71,000	68,374
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	159,000	160,856
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	71,000	70,632
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	70,000	73,176
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	26,074
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	85,000	90,738
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	50,652
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	61,000	71,675
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	28,000	25,690
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 100.000 11/15/2023	85,000	82,557
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	70,000	69,125
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	65,000	67,841
Range Resources Corp - 144A 4.750% 02/15/2030 Callable @ 102.375 02/15/2025	24,000	22,080
SM Energy Co 5.625% 06/01/2025 Callable @ 100.000 06/01/2023	30,000	29,307
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	31,000	29,373
SM Energy Co 6.750% 09/15/2026 Callable @ 101.125 09/15/2023	40,000	39,300
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	15,003
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	82,000	76,306
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	26,176
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	53,548
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	109,000	98,230
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 101.833 01/15/2024	65,000	60,119
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 101.500 03/01/2024	40,000	38,593
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	61,982
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	48,848
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 101.875 10/01/2023	98,000	98,748
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	54,484
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	65,941
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 101.667 01/15/2024	40,000	39,113
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	14,613
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 103.250 07/15/2023	108,000	110,050
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	38,808
Transocean Inc - 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	27,000	27,355
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	69,597
Transocean Titan Financing Ltd - 144A 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,327
Valaris Ltd 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	35,034
*Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	228,000	225,705
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	7,636
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	63,207
		$5,762,624
Financials (2.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	230,618
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	100,000	97,086
(2) Citigroup Inc (LIBOR USD 3 month + 3.905%), Callable @ 100 5/15/2025	10,000	9,375
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	12,082
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	11,176
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	55,000	49,375
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 101.156 11/15/2023	30,000	28,308
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	21,297
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	93,000	82,722
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	80,000	66,518
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	9,475
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	16,962
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	13,679
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 100.906 03/01/2024	71,000	60,032
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	54,000	48,063
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,043
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	130,000	109,383
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	22,260
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	63,000	51,551
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	60,000	52,800
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	22,063
		$1,021,868
Health Care (11.7%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	45,000	42,587
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	72,000	69,459
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	69,000	58,305
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	231,000	215,977
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 100.000 04/01/2024	250,000	201,250
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	85,638
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 101.250 01/30/2024	35,000	16,251
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	23,030
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	68,620
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	17,190
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	80,000	36,664
Catalent Pharma Solutions Inc 5.000% 07/15/2027 Callable @ 101.250 07/15/2023	10,000	9,600
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	17,000	14,313
Centene Corp 3.000% 10/15/2030 Callable @ 100.000 07/15/2030	28,000	23,846
* Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	357,000	336,473
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	88,000	62,678
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	60,000	48,404
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	130,000	108,345
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	44,000	40,606
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	21,390
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 100.000 03/15/2024	113,000	111,980
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	105,000	84,614
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	201,000	175,152
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	60,000	58,418
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	82,000	43,460
Encompass Health Corp 4.500% 02/01/2028 Callable @ 101.125 02/01/2024	154,000	145,189
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	35,000	31,375
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	35,000	32,261
(4) Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	21,238
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 100.000 10/15/2023	150,000	3,750
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 100.000 10/01/2023	50,000	30,750
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	181,399
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	314,540
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.000 09/15/2023	55,000	54,868
Hologic Inc 4.625% 02/01/2028 Callable @ 101.541 02/01/2024	95,000	92,374
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	142,000	127,613
*IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 100.833 10/15/2023	200,000	196,454
MALLINCKRODT FIN 11.500% 12/15/2028	160,000	125,924
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 10.000% 06/15/2029 Callable @ 105.000 06/15/2026	26,203	13,599
* Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	203,000	177,551
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	102,000	88,160
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	184,092
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	135,000	108,108
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	32,000	27,734
(4) Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 101.875 04/01/2024	75,000	53,256
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 101.281 01/15/2024	60,000	58,192
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 102.313 02/01/2024	45,000	19,913
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 101.313 12/15/2023	22,000	15,431
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	45,000	37,607
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	56,000	53,068
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 100.000 03/01/2024	461,000	454,053
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 101.281 11/01/2023	240,000	233,021
Tenet Healthcare Corp 6.250% 02/01/2027 Callable @ 100.000 02/01/2024	87,000	86,579
Tenet Healthcare Corp - 144A 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	77,000	76,139
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	260,000	226,703
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 102.125 07/31/2023	99,000	50,035
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 100.000 12/15/2023	404,000	338,408
		$5,633,634
Industrials (14.2%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	180,000	151,200
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	98,000	85,138
ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	149,645
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 101.250 09/30/2023	26,000	24,863
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	90,000	76,823
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 101.583 10/01/2023	66,000	62,954
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	267,084	262,327
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	150,000	142,660
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	33,522
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	56,000	48,457
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 101.531 02/15/2024	188,000	185,581
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	43,820
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	62,825
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	122,000	110,677
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 101.438 07/15/2023	35,000	32,963
Bombardier Inc - 144A 7.500% 03/15/2025	34,000	34,135
Bombardier Inc - 144A 7.875% 04/15/2027 Callable @ 100.000 04/15/2024	87,000	86,808
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 101.373 07/15/2023	40,000	39,600
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	93,000	81,420
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	64,000	63,763
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	57,015
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	44,000	40,302
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	34,000	35,020
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,705
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	94,000	94,960
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	46,953
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	20,191
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	90,000	82,151
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 101.438 10/15/2023	66,000	64,680
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	88,396
GEO Group Inc/The 10.500% 06/30/2028 Callable @ 102.000 08/19/2023	56,000	56,630
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	35,318
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 100.938 08/01/2023	34,000	32,778
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	75,000	68,450
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	41,902
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 101.281 12/15/2023	70,000	68,860
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	64,397
Griffon Corp 5.750% 03/01/2028 Callable @ 101.917 03/01/2024	135,000	124,610
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 101.833 07/15/2023	55,000	52,524
HERTZ CORP .000% 01/15/2028	20,000	1,400
HERTZ CORP .000% 08/01/2026	80,000	5,600
HERTZ CORP .000% 10/15/2024	148,000	3,700
HERTZ CORP 6.250% 10/15/2022	25,000	625
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 102.313 12/01/2023	58,000	52,238
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	200,000	163,611
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	38,254
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 101.625 09/15/2023	57,000	54,346
Jeld- 144A Wen Inc - 4.625% 12/15/2025	75,000	72,375
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 101.625 12/15/2023	60,000	52,500
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 101.563 05/15/2023	45,000	45,313
*Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	211,000	185,636
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	135,000	105,680
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 101.344 02/01/2024	70,000	67,375
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	114,542
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	89,250	89,111
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	49,413
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	94,893
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	51,000	46,081
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	59,586
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	57,163
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	197,000	176,056
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	4,962
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	36,617
Regal Rexnord Corp - 144A 6.050% 02/15/2026	43,000	43,589
Regal Rexnord Corp - 144A 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	85,653
Regal Rexnord Corp - 144A 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	50,906
Ritchie Bros Auctioneers Inc - 144A 6.750% 03/15/2028 Callable @ 103.375 03/15/2025	25,000	25,875
Ritchie Bros Auctioneers Inc - 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	42,000	44,625
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	45,189
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,969
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,633
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 100.000 04/15/2024	113,000	112,256
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	52,754
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	128,000	112,680
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	65,000	52,943
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	47,000	38,770
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	64,000	50,641
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 101.583 01/15/2024	187,000	174,367
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	90,000	86,166
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	120,000	108,454
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	88,000	81,886
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 100.000 03/15/2024	80,000	80,448
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	56,070
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	123,480
Triumph Group Inc 7.750% 08/15/2025 Callable @ 100.000 08/15/2023	75,000	69,760
Triumph Group Inc - 144A 9.000% 03/15/2028 Callable @ 104.500 03/15/2025	32,000	32,256
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	89,000	81,827
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 103.750 09/15/2023	80,000	82,539
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	72,000	68,761
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 101.625 01/15/2024	139,000	133,566
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 101.833 05/15/2023	65,000	64,583
VistaJet Malta Finance PLC / XO Management Holding Inc - 144A 6.375% 02/01/2030 Callable @ 103.188 02/01/2025	71,000	61,432
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	68,000	59,182
WESCO Distribution Inc - 144A 7.125% 06/15/2025	65,000	66,165
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	190,000	195,188
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	16,478
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 100.000 11/15/2023	5,000	225
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 104.500 11/15/2023	109,000	9,810
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 106.563 11/15/2023	20,000	1,600
		$6,831,826
Information Technology (5.5%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 101.438 08/15/2023	69,000	68,741
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	72,000	60,120
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	70,000	63,175
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 100.813 02/15/2024	34,000	29,397
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 101.063 10/01/2023	60,000	55,809
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	35,992
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	79,000	70,533
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 100.000 03/01/2024	156,000	148,974
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 100.000 03/01/2024	190,000	146,995
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	113,000	91,269
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 100.000 06/15/2023	93,000	87,413
CommScope Technologies LLC - 144A 5.000% 03/15/2027 Callable @ 100.833 03/15/2024	5,000	3,391
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	73,940
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	88,000	82,049
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	48,000	45,731
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	89,000	76,211
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 101.094 04/15/2024	56,000	51,066
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	30,000	26,559
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	215,000	202,019
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	151,000	134,164
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	220,000	190,512
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	35,000	28,734
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	35,000	30,523
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	120,000	103,797
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 101.438 09/01/2023	108,000	105,955
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	78,380
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	106,211
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 101.219 02/01/2024	40,000	37,883
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 101.844 09/01/2023	35,000	31,063
Sabre GLBL Inc - 144A 9.250% 04/15/2025	25,000	23,000
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 100.854 08/15/2023	20,000	17,169
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	175,000	142,698
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 101.375 03/30/2024	210,000	203,246
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	18,590
		$2,671,309
Materials (6.0%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	45,000	41,233
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	20,700
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 101.469 12/01/2023	66,000	64,453
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	200,000	170,705
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,424
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	143,568
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 101.219 07/15/2023	7,000	6,844
Berry Global Inc 4.500% 02/15/2026	15,000	14,512
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	87,000	86,284
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,027
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	50,000	49,563
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,388
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	20,500
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	173,000	153,679
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	36,240
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	25,466
Cleveland Cliffs Inc 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	43,764
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	100,000	88,242
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	14,078
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	29,545
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	23,774
Knife River Holding Co 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	20,000	20,274
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 101.688 07/15/2023	125,000	123,846
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 102.625 07/15/2023	60,000	57,312
Mauser Packaging Solutions Holding Co - 144A 7.875% 08/15/2026 Callable @ 103.938 08/15/2024	285,000	288,089
Mauser Packaging Solutions Holding Co - 144A 9.250% 04/15/2027 Callable @ 106.938 10/15/2024	95,000	90,114
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	85,842
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	29,531
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	65,000	58,824
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	39,344
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	40,726
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	63,000	63,221
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	81,580
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	45,429
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	12,130
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 100.875 12/15/2023	135,000	129,418
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	54,000	51,311
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	35,520
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	90,520
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.000 09/01/2023	95,000	79,621
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 101.375 08/15/2023	200,000	194,165
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	7,000	6,878
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	34,297
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 100.000 07/15/2023	50,000	6,500
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 103.563 07/01/2023	40,000	24,800
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	114,000	108,266
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	24,154
		$2,900,701
Real Estate (0.6%)
Iron Mountain Inc - 144A 5.000% 07/15/2028 Callable @ 102.500 07/15/2023	5,000	4,702
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	90,000	82,668
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	15,960
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	15,161
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	43,717
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	123,000	110,755
		$272,963
Utilities (1.0%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	75,000	72,326
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	64,000	55,631
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	25,277
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 100.875 06/01/2023	7,000	6,806
NRG Energy Inc 6.625% 01/15/2027 Callable @ 101.104 07/15/2023	9,000	9,024
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	33,000	27,957
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	14,569
NRG Energy Inc - 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	38,000	39,424
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	37,672
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,217
(2)'VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	62,778
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	24,155
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 101.250 07/31/2023	80,000	75,994
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 100.000 02/15/2024	42,000	41,049
		$501,879
TOTAL CORPORATE BONDS (COST: $52,438,550)
		$46,587,146
COMMON STOCKS (1.5%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	2,688	60,588
(3) iHeartMedia Inc	1,902	6,600
+^(3) INTELSAT EMERGENCE SA	3,881	102,847
		$170,035
Consumer Discretionary (0.8%)
+^(3) CLAIRE'S STORES	58	18,850
(3) Clear Channel Outdoor Holdings	4,640	5,893
+^(3) MyTheresa Series B Common Shares	21,320	10,127
+^(3) NMG Parent LLC	240	32,100
VICI Properties, Inc	9,581	325,179
		$392,149
Energy (0.2%)
Chesapeake Energy Corp	12	992
+^(3) EP Energy Corp	2,035	15,263
Oasis Petroleum Inc	727	103,474
		$119,729
Health Care (0.1%)
+^(3) INTERNATIONAL ONCOLOGY CARE INC	1,633	24,381
(3) Mallinckrodt Equity	920	5,373
		$29,754
TOTAL COMMON STOCK (COST: $1,062,181)
		$711,667
CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^ CLAIRE'S CONVERTIBLE PREFERRED EQUITY	42	93,450
+^ MYT HOLDING CO (144A Series A)	53,840	45,495
		138,945
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $13,125)
		$138,945
WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES A	405	4
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES B	405	4
		$8
Consumer Discretionary (0.0%)
+^(3) NMG WARRANTS
	690	$13,800
TOTAL WARRANTS (COST: $1,796)
		$13,808
TOTAL INVESTMENTS IN SECURITIES (COST: $53,515,652) (98.3%)
		$47,451,566
OTHER ASSETS LESS LIABILITIES (1.7%)
		$810,632
NET ASSETS (100%)
		$48,262,198

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2023.

(3) Non-income producing security.
(4) Issue is in default.
(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
# When-issued purchase as of April 30, 2023.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $356,361, representing 0.7% of net assets as of April 30, 2023.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $32,782,494 representing 67.9% of net assets as of April 30, 2023.

PLC - Public Limited Company
LIBOR USD 3 Month - 3 Month US Dollar LIBOR, rate disclosed at January 31, 2023, based on the last reset date of the security.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity High Income Fund
Investments at cost	$53,515,652
Unrealized appreciation	$609,831
Unrealized depreciation	($6,673,916)
Net unrealized appreciation (depreciation)*	($6,064,086)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	508,100	-	203,567	711,667
Corporate Bonds	-	46,587,105	41	46,587,146
Convertible Preferred Stock	-	-	138,945	138,945
Warrants	-	-	13,808	13,808
Total	$508,100	$46,587,105	$356,361	$47,451,566

Balance as			Realized	Change in unrealized	Balance as
7/31/2022	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	4/30/2023
$ 165,342	$0	$0	$0	$38,225	$ 203,567
$ 41	$0	$0	$0	$0	$ 41
$ 155,480	$0	$0	$0	($16,535)	$ 138,945
$ 35,080	$0	$0	$0	($21,272)	$ 13,808

Asset Class	Fair Value at April 30, 2023	Valuation Technique	UnobservableInputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$ 203,567	Market Comparable Transaction	Broker Quote	$0.475 - $325.00	Decrease	$74.03
Common Stock	$ 41	Market Comparable Companies	EBITDA Multiple	5.40x	No change	5.40x
Convertible Preferred Stock	$ 138,945	Market Comparable Transaction	Broker Quote	$0.845 - $2,225.00	Decrease	$1,496.74
Warrants	$ 13,808	Market Comparable Transaction	Broker Quote	$0.01 - $20.00	Decrease	$19.99